Derivatives Instruments (Master Netting Agreements) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	$ 120	$ 126
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	120	126
Regulatory deferral
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	8	1
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	8	1
HFT derivatives
Derivatives, Fair Value [Line Items]
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Assets	112	125
Total impact of master netting agreements with intent to settle net or simultaneously, Derivative Liabilities	$ 112	$ 125